Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table presents our revenue for the six months ended June 30, 2026 and 2025.

	Six months ended June 30,
(in thousands of $)	2026	2025
Liquefaction services revenue (note 5.1)	111,787	112,200
Sales-type lease revenue (note 5.2)	98,326	8,219
Vessel management fees and other revenues (note 5.1)	57,920	16,880
Time and voyage charter revenues (note 5.2)	—	876
Total operating revenues	268,033	138,175
The following table represents a disaggregation of revenue earned from contracts with external customers for the six months ended June 30, 2026 and 2025. Revenue from liquefaction services is included within the “FLNG” segment. Vessel management fees and other revenues are included within both the “FLNG” and “Corporate and other” segments, depending on the nature of the service provided.

	Six months ended June 30,
(in thousands of $)	2026	2025
Base tolling fee (1)	102,250	101,348
Amortization of Day 1 gains (2)	6,219	6,219
Incremental base tolling fee (3)	2,500	2,478
Amortization of deferred commissioning period revenue (4)	2,043	2,043
Other	(1,225)	112
Liquefaction services revenue	111,787	112,200

FLNG Operation and Maintenance Agreement (“O&M”) service revenue (5)	48,836	4,309
Management fees revenue (6)	6,722	12,271
Amortization of deferred pre-COD cash flows (7)	915	96
Other (8)	1,447	204
Vessel management fees and other revenues	57,920	16,880
(1) The liquefaction tolling agreement (the “LTA”) entered into in connection with the FLNG Hilli bills at a base rate when the oil prices are at or below $60 per barrel, with an increased rate when prices exceed $60 per barrel. The oil price above the base rate is recognized as a derivative and included in “Realized and unrealized (loss)/gain on oil and gas derivative instruments” in the unaudited consolidated statements of operations (note 7).

(2) Day 1 gains result from amount established on the initial recognition of the FLNG Hilli’s oil derivative instrument embedded in the LTA and the FLNG Hilli’s gas derivative instruments pursuant to the third amendment to the LTA (“LTA Amendment 3”) (note 17). These amounts were deferred on initial recognition and amortized evenly over the contract term.
(3) In July 2021, we entered into LTA Amendment 3 to increase the FLNG Hilli's annual contracted capacity by 0.2 million tonnes for 2022. In July 2022, Perenco Cameroon S.A. (“Perenco”) and Société Nationale des Hydrocarbures (“SNH”), (together, the “Customer”) exercised its option for an additional 0.2 million tonnes (out of 0.4 million tonnes) from January 2023 until the end of the LTA, increasing the annual base capacity to 1.4 million tonnes. The tolling fee is linked to Dutch Title Transfer Facility (“TTF”) and the Euro/U.S. Dollar foreign exchange movements. The contractual floor rate is recognized in “Liquefaction services revenue” and the tolling fee above the contractual floor rate is recognized as a derivative in “Realized and unrealized (loss)/gain on oil and gas derivative instruments,” in the unaudited consolidated statements of operations (note 7).

(4) Customer billing during the commissioning period of the FLNG Hilli, prior to vessel acceptance and commencement of the LTA was deferred (note 17) and recognized evenly over the contract term.

(5) The FLNG Gimi's LOA contains both a lease component (the use of the FLNG Gimi) and a non-lease component (the O&M services). The total contract consideration is allocated between the lease and non-lease components based on their relative stand-alone selling prices determined at commencement date of the LOA. The non-lease component is recognized over time as the O&M services are performed, based on the pattern of services provided during each billing period in accordance with the LOA.

(6) Comprised of revenue earned from various ship management, administrative and vessel O&M services we provide to external customers.

(7) In August 2024, we and bp agreed to a series of pre-COD payments to address project delays and align on commissioning milestones. Following COD in June 2025, the non-lease component of the pre-COD cash flows amounting to $36.8 million was deferred and classified within “Other current liabilities” and “Other non-current liabilities” on our unaudited consolidated balance sheet (notes 17 and 18) which will be recognized as revenue evenly over the duration of the LOA consistent with the timing of the related O&M services.

(8) “Other” consists primarily of (i) taxes that are reimbursable by lessee under the LOA and (ii) accrued demurrage costs.

Schedule of Contract Asset and Liability
The following table represents our contract assets and liabilities balances as of June 30, 2026 and December 31, 2025:

(in thousands of $)	June 30, 2026	December 31, 2025
Contract assets	34,282	26,406

Current contract liabilities	(2,047)	(4,090)
Non-current contract liabilities	(33,131)	(34,046)
Total contract liabilities (1)	(35,178)	(38,136)

The movement of our contract liabilities are as follows:

(in thousands of $)	June 30, 2026	December 31, 2025
Opening contract liability balance	(38,136)	(6,365)
Deferral of revenue	—	(38,667)
Recognition of unearned revenue	2,958	6,896
Closing contract liability balance (1)	(35,178)	(38,136)
(1) As of June 30, 2026, the closing contract liability balance was comprised of:
•deferred pre-COD cash flows in relation to the FLNG Gimi LOA amounting to $35.0 million (December 31, 2025: $35.9 million) (note 17 and 18). We expect to recognize vessel management fee and other revenue evenly over the remaining LOA contract term of 18.9 years; and
•deferred commissioning revenue in relation to the FLNG Hilli of $0.2 million (December 31, 2025: $2.2 million) (note 17), which is expected to be recognized as liquefaction services revenue over the remaining LTA term.

Schedule of Operating Lease Income
The following table presents a disaggregation of lease revenues during the six months ended June 30, 2026 and 2025. Sales-type lease revenue is included under our “FLNG” segment while time and voyage charter revenues are under our “Corporate and other” segment.

	Six months ended June 30,
(in thousands of $)	2026	2025
Sales-type lease revenue (1)	55,207	5,899
Variable sales-type lease revenue (2)	37,930	1,845
Accretion of unguaranteed residual value (3)	3,045	303
Other (4)	2,144	172
Sales-type lease revenue	98,326	8,219

Operating lease revenue	—	596
Variable operating lease revenue (5)	—	280
Time and voyage charter revenues	—	876
(1) Relates to the interest income recognized on the net investment in the sales-type lease for FLNG Gimi, calculated using the rate implicit in the lease.
(2) Comprised of variable consideration of the lease including overproduction, underutilization, and other operational adjustments invoiced during the period. Variable lease revenue may fluctuate period to period depending on vessel availability and performance under the LOA.
(3) Relates to the periodic accretion in the present value of the unguaranteed residual value of FLNG Gimi, recognized over the lease term using the effective interest method.
(4) “Other” consists primarily of (i) taxes that are reimbursable by lessee under the LOA and (ii) accrued demurrage costs.
(5) Comprised of variable consideration of the lease including ballast and positioning bonus, which are excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.

Schedule of Sales-Type and Direct Financing Leases, Payment to be Received, Maturity	the maturity analysis has been prepared on that basis.

(in thousands of $)
2026 (1)	75,242
2027	153,300
2028	153,720
2029	153,300
2030	153,300
2031 and thereafter	2,216,340
Total minimum lease receivable	2,905,202
Unguaranteed residual value	332,400
Gross investment in sales-type lease	3,237,602
Less: unearned interest income	(1,507,088)
Net investment in sales-type lease as of June 30, 2026 (2)	1,730,514
Less: current portion of net investment in sales-type lease	(145,826)
Non-current portion of net investment in sales-type lease	1,584,688
(1) For the six months ending December 31, 2026.
(2) Our net investment in sales-type lease includes an unguaranteed residual value which exposes us to residual value risk at the end of the lease term. We manage this risk through periodic monitoring of the underlying asset’s estimated market value, including reference to independent broker valuations. As of June 30, 2026, management determined that the fair value of the underlying asset exceeds the net investment in sales-type lease related to FLNG Gimi, therefore, the impact of any expected credit loss is not significant. In addition, the vessel is covered by customary insurance which further mitigates our exposure to residual asset risk.